NOTE 7 - RELATED PARTY TRANSACTIONS (Annual Report [Member])	12 Months Ended
Dec. 31, 2012
Annual Report [Member]
NOTE 7 - RELATED PARTY TRANSACTIONS

NOTE 7 - RELATED PARTY TRANSACTIONS

During 2012, the Company received advance of $7,000 from one officer.   This advance was unsecured, non-interest bearing and due on demand.

During 2011, the Company received advances of $53,000 from two officers.   These advances were unsecured, non-interest bearing and due on demand. During March of 2012, the Company repaid the advances due to the officers.

Included in accounts payable and accrued liabilities are accrued payroll amounts due to two officers of approximately $7,000 and $138,000 at December 31, 2012 and 2011, respectively.